Inst Adv Inst | Spartan International Index Fund

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage Institutional Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.015%
Total annual operating expenses	0.07%	0.06%
Fee waiver and/or expense reimbursement B	0.02%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.05%	0.045%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05% and 0.045%. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 5	$ 5
3 years	$ 20	$ 17
5 years	$ 37	$ 32
10 years	$ 87	$ 75